Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Ordinary Shares	Deferred Shares	Deferred B Shares	Deferred C Shares	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2020						52,346,231	34,425	88,893,548	1
Beginning balance at Dec. 31, 2020	$ 210,032					$ 3	$ 0	$ 118	$ 0	$ 595,016	$ (5,861)	$ (379,244)
Stockholders' Equity
Issuance of ordinary shares, net of issuance costs (in shares)						20,216,544
Issuance of ordinary shares, net of issuance costs	136,538									136,538
Share-based compensation expense	2,112									2,112
Issuance of vested restricted stock units (in shares)						163,375
Issuance of vested restricted stock units	0
Exercise of share options (in shares)						192,844
Exercise of share options	126									126
Unrealized loss on foreign currency translation	(3,648)										(3,648)
Net loss	(100,430)											(100,430)
Ending balance (in shares) at Sep. 30, 2021						72,918,994	34,425	88,893,548	1
Ending balance at Sep. 30, 2021	244,730					$ 3	$ 0	$ 118	$ 0	733,792	(9,509)	(479,674)
Beginning balance (in shares) at Jun. 30, 2021						72,742,582	34,425	88,893,548	1
Beginning balance at Jun. 30, 2021	283,682					$ 3	$ 0	$ 118	$ 0	732,290	(3,046)	(445,683)
Stockholders' Equity
Share-based compensation expense	1,502									1,502
Issuance of vested restricted stock units (in shares)						141,875
Issuance of vested restricted stock units	0
Exercise of share options (in shares)						34,537
Exercise of share options	0
Unrealized loss on foreign currency translation	(6,463)										(6,463)
Net loss	(33,991)											(33,991)
Ending balance (in shares) at Sep. 30, 2021						72,918,994	34,425	88,893,548	1
Ending balance at Sep. 30, 2021	244,730					$ 3	$ 0	$ 118	$ 0	733,792	(9,509)	(479,674)
Beginning balance (in shares) at Dec. 31, 2021		90,907,830	34,425	88,893,548	1	90,907,830	34,425	88,893,548	1
Beginning balance at Dec. 31, 2021	313,320					$ 4	$ 0	$ 118	$ 0	843,108	(8,570)	(521,340)
Stockholders' Equity
Share-based compensation expense	8,599									8,599
Issuance of vested restricted stock units (in shares)						76,804
Issuance of vested restricted stock units	0
Exercise of share options (in shares)						147,722
Exercise of share options	117									117
Unrealized loss on foreign currency translation	(38,994)										(38,994)
Net loss	(121,888)											(121,888)
Ending balance (in shares) at Sep. 30, 2022		91,132,356	34,425	88,893,548	1	91,132,356	34,425	88,893,548	1
Ending balance at Sep. 30, 2022	161,154					$ 4	$ 0	$ 118	$ 0	851,824	(47,564)	(643,228)
Beginning balance (in shares) at Jun. 30, 2022						90,909,783	34,425	88,893,548	1
Beginning balance at Jun. 30, 2022	214,521					$ 4	$ 0	$ 118	$ 0	848,370	(33,510)	(600,461)
Stockholders' Equity
Share-based compensation expense	3,337									3,337
Issuance of vested restricted stock units (in shares)						76,804
Issuance of vested restricted stock units	0
Exercise of share options (in shares)						145,769
Exercise of share options	117									117
Unrealized loss on foreign currency translation	(14,054)										(14,054)
Net loss	(42,767)											(42,767)
Ending balance (in shares) at Sep. 30, 2022		91,132,356	34,425	88,893,548	1	91,132,356	34,425	88,893,548	1
Ending balance at Sep. 30, 2022	$ 161,154					$ 4	$ 0	$ 118	$ 0	$ 851,824	$ (47,564)	$ (643,228)